SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
FDIC insured amount	$ 250,000		$ 250,000
Cash equivalents	0		0	$ 0
Cash uninsured	0		0	223,000
Inventory finished goods	115,200		117,680	10,673
Inventory mark down				134,025
Purchase of inventory	0	0	204,451
Advertising and marketing expenses	2,487	27,740	68,194	106,705
Research and development expense	$ 142	$ 24,668	$ 46,832	$ 183,897
Dilutive securities common stock, shares	91,496,943	4,222,137	905,099,490	2,543,009
Reverse stock split shares	21,110,686,009		4,525,497,450,722	12,715,043,534
Market adjustment				$ 134,025
Incremental borrowing percentage			7.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration of credit risk	70.00%		66.00%	60.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration of credit risk	22.00%		28.00%	22.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration of credit risk			76.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Vendor [Member]
Product Information [Line Items]
Concentration of credit risk			17.00%